UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       May 14, 2001

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

Abbott Laborator  Com   002824100               303    6415  Sole      6415
Actel Corp.       Com   004934105              5405  264452  Sole    264452
Advanced Polymer
Systems Inc.      Com   00754G102                90   43800  Sole     43800
Airborne Freight  Com   009266107              2492  245050  Sole    245050
Alaska Air Group  Com   011659109              6269  243945  Sole    243945
Albertsons Inc.   Com   013104104              3651  114724  Sole    114724
American Express  Com   025816109               462   11197  Sole     11197
Ann Taylor Store  Com   036115103              1192   44900  Sole     44900
Applied Materials
Inc. Delaware     Com   038222105               787   18100  Sole     18100
Autozone          Com   053332102              8009  285815  Sole    285815
Banner Corp.      Com   06652V109              1564   97725  Sole     97725
Boise Cascade     Com   097383103               625   19900  Sole     19900
Bristol Myers Sq  Com   110122108               425    7157  Sole      7157
Build. Materials
Holding Corp.     Com   120113105               763   78050  Sole     78050
Cardinal Health   Com   14149Y108              8229   85050  Sole     85050
Cascade Nat. Gas  Com   147339105               556   27300  Sole     27300
Centennial Banco  Com   15133T104               105   13091  Sole     13091
Chevron Corp.     Com   166751107               779    8878  Sole      8878
Cisco Systems In  Com   17275R102              5444  344301  Sole    344301
Citigroup         Com   172967101              7138  158700  Sole    158700
Coca Cola Co.     Com   191216100              8394  185875  Sole    185875
Dell Computer     Com   247025109              5694  221645  Sole    221645
EEX Corp.         Com   26842V108               207   56141  Sole     56141
El Paso Corp.     Com   28336L109               380    5812  Sole      5812
Emerson Electric  Com   291011104              2999   48370  Sole     48370
Exxon Mobil       Com   30231G102              1228   15156  Sole     15156
FLIR Systems      Com   302445101               266   32650  Sole     32650
Fannie Mae        Com   313586109               340    4270  Sole      4270
First Indus.
Realty Trust      Com   32054K103               410   12950  Sole     12950
Gap Stores        Com   364760108              7937  334610  Sole    334610
General Electric  Com   369604103               977   23332  Sole     23332
Global Crossing
Limited           Com   G3921A100               626   46400  Sole     46400
HealthSouth       Com   421924101              3723  288791  Sole    288791
Home Properties
of N.Y.           Com   437306103               413   14500  Sole     14500
Honeywell Int'l   Com   438516106              4782  117208  Sole    117208
ICOS Corp.        Com   449295104              1329   27974  Sole     27974
Ikon Office Sol.  Com   451713101                87   15200  Sole     15200
Intel Corp.       Com   458140100              6701  254675  Sole    254675
Istar Financial   Com   45031U101              1372   59477  Sole     59477
JP Realty         Com   46624A106               845   43475  Sole     43475
Kaneb Services    Com   484170105               618  103900  Sole    103900
Keytronic         Com   493144109               495  220150  Sole    220150
Klamath First
Bancorp           Com   49842P103               149   11400  Sole     11400
LSI Logic Corp.   Com   502161102              1338   85075  Sole     85075
Lattice
Semiconductor     Com   518415104              4072  223865  Sole    223865
Liberty Allstar
Equity Fund       Com   530158104               276   22569  Sole     22569
MCI Worldcom Inc  Com   98157D106              3468  185558  Sole    185558
Merck & Co.       Com   589331107               523    6884  Sole      6884
Microsoft         Com   594918104             13561  247971  Sole    247971
NCH Corporation   Com   628850109               236    4950  Sole      4950
Nordstrom         Com   655664100              4802  294948  Sole    294948
Office Depot      Com   676220106              4569  522225  Sole    522225
Officemax         Com   67622M108              3650  973406  Sole    973406
Oracle Corp.      Com   68389X105              4356  290813  Sole    290813
Pacific Northwest
Bancorp           Com   69466M103               361   18657  Sole     18657
Palm Inc.         Com   696642107               421   50085  Sole     50085
Pfizer Inc.       Com   717081103               377    9202  Sole      9202
Plum Creek Timb.  Com   729251108              1706   70500  Sole     70500
Putnam Master
Interm. Inc. Tr.  Com   746909100               386   58664  Sole     58664
Qualcomm          Com   747525103              6241  110220  Sole    110220
Rouse Co.         Com   779273101               870   33650  Sole     33650
S&P 500 Depositary
Receipt           Com   78462F103              9634   82560  Sole     82560
Safeco            Com   786429100              3311  117445  Sole    117445
Scudder Inter Go  Com   811163104               342   50800  Sole     50800
Semitool          Com   816909105               498   55350  Sole     55350
Shurgard Storage  Com   82567D104              2700  102281  Sole    102281
Starbucks         Com   855244109              9827  231558  Sole    231558
Sterling Finl.    Com   859319105              1414  111433  Sole    111433
Supervalu         Com   868536103              1244   93300  Sole     93300
Texaco Inc.       Com   881694103               230    3465  Sole      3465
US Bancorp        Com   902973106               207    8903  Sole      8903
Umpqua Holdings   Com   904214103               588   59500  Sole     59500
Union Pacific     Com   907818108              5666  100735  Sole    100735
Verizon Comm.     Com   92343V104               458    9282  Sole      9282
Wal-Mart          Com   931142103             11093  219664  Sole    219664
Washington Fed.
Savings & Loan    Com   938824109               251   10219  Sole     10219
Washington Mut.
Savings Bank      Com   939322103             18686  341291  Sole    341291
Watchguard
Technologies Inc  Com   941105108               286   34700  Sole      7750
Wendy's Intl Inc  Com   950590109              4766  213550  Sole    213550
Weyerhauser       Com   962166104              7186  141483  Sole    141483



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   80

Form 13F Information Table Value $     233,860